Condensed Consolidated Balance Sheets (Unaudited) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents	$ 45,203	¥ 306,709	¥ 221,661
USDC	13	89	665
Cryptocurrency, current	348	2,357	6,035
Inventories, net	4,985	33,823	52,151
Prepayments and other current assets, net	7,895	53,568	55,063
Short-term investments	22,757	154,409	267,531
Total current assets	81,201	550,955	603,106
Non-current assets:
Cryptocurrencies, non-current	14,570	98,859	187,607
Long-term investments			386
Property, equipment and software, net	20,445	138,722	141,581
Intangible assets, net	1,582	10,734	11,975
Operating lease right-of-use assets	13	91	1,100
Deferred tax assets	8,137	55,213	65,796
Other non-current assets	1,230	8,347	8,347
Total non-current assets	45,977	311,966	416,792
Total assets	127,178	862,921	1,019,898
Current liabilities:
Accounts payable	30	204	3,025
Contract liabilities	2,376	16,122	16,462
Income tax payable			39
Operating lease liabilities, current	13	91	542
Provision for warranty		2	380
Accrued liabilities and other current liabilities	2,585	17,541	22,340
Total current liabilities	5,004	33,960	42,788
Non-current liabilities:
Operating lease liabilities, non-current			558
Total non-current liabilities			558
Total liabilities	5,004	33,960	43,346
Shareholders’ equity:
Class A and Class B ordinary shares (US$0.000001 par value; in aggregate, 50,000,000,000 shares authorized, 121,484,348 and 122,492,282 shares issued, 121,423,854 and 122,381,588 shares outstanding as of December 31, 2025 and June 30, 2026, respectively)		1	1
Subscriptions receivable from shareholders		(1)	(1)
Additional paid-in capital	31,962	216,867	211,276
Statutory reserves	7,659	51,968	51,968
Accumulated other comprehensive loss	(813)	(5,514)	(1,246)
Retained earnings	83,366	565,640	714,554
Total shareholders' equity	122,174	828,961	976,552
Total liabilities and shareholders' equity	$ 127,178	¥ 862,921	¥ 1,019,898